SUPPLEMENTAL CASH FLOW INFORMATION (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Income taxes paid	$ 0	$ 0	$ 0